CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	¥ 959,362	¥ 3,303,831	¥ (4,285,393)
Net loss (income) from discontinued operations		(4,074,743)	359,376
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of debt issuance and commitment cost	96,654	110,724	140,625
Depreciation and amortization	3,459,294	3,243,004	3,368,474
Operating lease cost relating to prepaid land use rights	108,435	110,126	106,964
Net gain on disposal of property and equipment	(38,585)	(31,665)	(12,051)
Share-based compensation expenses	283,376	296,487	336,616
Impairment losses of long-lived assets	1,561,235	0	3,013,416
Share of results of equity method investees	(715,928)	347	(110)
Gains on disposal of equity investments and subsidiaries	(2,364,104)		(5,010)
Allowance for (reversal of) credit losses	18,797	(13,173)	18,294
Deferred tax benefit	(97,264)	(181,576)	(295,931)
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	502,003	(665,882)	(106,484)
VAT recoverable	(388,864)	(115,809)	(388,279)
Amount due from related parties	3,410
Other current assets	(119,360)	109,813	39,508
Other non-current assets	18,010	70,769	18,684
Accounts payable	5,430	(15,632)	(1,629)
Amount due to related parties	46,904
Accrued expenses and other payables	(11,151)	104,011	36,889
Deferred revenue	23,883	(45,721)	2,202
Other long-term liabilities	10,456	10,504	8,785
Operating leases	3,261	4,247	4,330
Net cash provided by operating activities from continuing operations	3,365,254	2,219,662	2,359,276
Net cash used in operating activities from discontinued operations		(281,297)	(294,019)
Net cash provided by operating activities	3,365,254	1,938,365	2,065,257
Cash flows from investing activities:
Payments for purchase of property and equipment and land use rights	(4,691,137)	(3,169,287)	(3,193,971)
Cash paid for the asset acquisitions	(1,958)	(85,191)	(231,850)
Cash paid for equity investments	(794,794)		(3,000)
Cash paid for investments and loans to discontinued operations		(553,490)	(1,017,266)
Receipts of loan repayments from discontinued operations		1,722,304
Receipts from disposal of equity investments and subsidiaries	3,036,977	39,000	23,630
Deposits and prepayments for potential acquisitions			(133,805)
Refund of deposits for potential acquisitions	5,280	2,400	22,107
Proceeds from disposal of property and equipment	80,543	203,903	18,565
Purchases of time deposits	(674,910)
Net cash used in investing activities from continuing operations	(3,039,999)	(1,840,361)	(4,515,590)
Net cash used in investing activities from discontinued operations		(6,920,177)	(2,827,863)
Net cash used in investing activities	(3,039,999)	(8,760,538)	(7,343,453)
Cash flows from financing activities:
Proceeds from short-term borrowings	1,942,588	1,893,432	371,329
Proceeds from long-term borrowings	10,604,058	4,762,498	5,873,121
Repayment of short-term borrowings	(3,325,680)	(394,817)	(1,328,639)
Repayment of long-term borrowings	(7,986,089)	(5,631,958)	(4,418,188)
Payment of issuance cost and commitment cost of debts	(80,392)	(54,780)	(187,058)
Proceeds from issuance of ordinary shares, net off underwriting commission	1,023,697
Payment of issuance cost of ordinary shares	(8,004)
Proceeds from issuance of convertible bonds	3,852,867		3,926,667
Repayment of convertible bonds	(575)		(2,128,311)
Payment of redeemable preferred shares dividends	(54,124)	(54,169)	(53,923)
Capital contribution from non-controlling shareholders	776,650
Payment under finance leases and other financing obligations	(626,670)	(545,911)	(986,888)
Proceeds from other financing arrangements	180,000	200,000	220,000
Payment for purchase of property and equipment through vendor financing	(113,135)
Payment of contingent consideration for the acquisition of subsidiaries	(11,119)		(21,174)
Payment for acquisition of non-controlling interests	(68,056)
Net cash provided by financing activities from continuing operations	6,106,016	174,295	1,266,936
Net cash provided by financing activities from discontinued operations		16,883,042	2,892,824
Net cash provided by financing activities	6,106,016	17,057,337	4,159,760
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(83,774)	(13,592)	154,302
Net (decrease) increase in cash and cash equivalents and restricted cash	6,347,497	10,221,572	(964,134)
Cash and cash equivalents and restricted cash of continuing operations at beginning of year	8,093,530	7,497,322
Cash and cash equivalents and restricted cash at beginning of year	18,139,504	7,917,932	8,882,066
Cash and cash equivalents and restricted cash at end of year	14,441,027	18,139,504	7,917,932
Less: Cash and cash equivalents and restricted cash of discontinued operations at end of year or deconsolidation date		(10,045,974)	(420,610)
Cash and cash equivalents and restricted cash of continuing operations at end of year	14,441,027	8,093,530	7,497,322
Supplemental disclosures of cash flow information
Interest paid	1,680,654	2,096,087	2,061,889
Income tax paid	561,920	389,837	302,717
Supplemental disclosures of non-cash investing and financing activities
Non-cash effect of acquisitions of subsidiaries		53,551	100,000
Non-cash effect of issuance cost of convertible debts in connection with share-lending arrangement	36,966
Settlement of liability-classified restricted share award	¥ 10,970	¥ 16,929	¥ 12,914